Financial Derivative Contracts and Hedge Accounting - Schedule of the Income Generated by Cash Flow Hedge Derivatives (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effect of reclassification adjustments on cash flow hedges	$ 25,753	$ 60,923	$ (69,914)	$ (88,762)
Loans [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effect of reclassification adjustments on cash flow hedges	(22,013)		18,810
Commercial loans [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effect of reclassification adjustments on cash flow hedges	859		1,721
Time deposits [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effect of reclassification adjustments on cash flow hedges	(13,772)		$ (1,683)
Current bonds [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effect of reclassification adjustments on cash flow hedges	2,085
Interbank loans [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effect of reclassification adjustments on cash flow hedges	$ (2,329)